Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Payables [Abstract]
Salary and welfare payable	$ 125,426	$ 192,832
VAT and other taxes payables	56,110	396,451
Interest payable	44,597	34,565
Deferred revenue	178,135	57,906
Other accrued expenses	90,764	273,922
Total	$ 495,032	$ 955,676